Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt
Schedule of short-term debt

	December 31,
($ in millions)	2017	2016
Short-term debt (weighted-average interest rate of 2.7% and 3.3%, respectively)	327	135
Current maturities of long-term debt (weighted-average nominal interest rate of 2.0%
and 2.8%, respectively)	411	868
Total	738	1,003

Schedule of long-term debt

	December 31,
	2017			2016
		Nominal	Effective		Nominal	Effective
($ in millions, except % data)	Balance	rate	rate	Balance	rate	rate
Floating rate	3,213	1.7%	0.6%	1,745	2.0%	1.3%
Fixed rate	3,907	3.5%	3.5%	4,923	2.9%	2.9%
	7,120			6,668
Current portion of long-term debt	(411)	2.0%	2.0%	(868)	2.8%	2.4%
Total	6,709			5,800

Schedule of principal amounts of long-term debt repayable at maturity
($ in millions)
2018	378
2019	1,553
2020	5
2021	1,275
2022	1,257
Thereafter	2,485
Total	6,953

Schedule of outstanding bonds

	December 31,
	2017			2016
		Nominal	Carrying		Nominal	Carrying
		outstanding	value(1)		outstanding	value(1)
		(in millions)			(in millions)
Bonds:
1.625% USD Notes, due 2017			—	USD	500	$500
4.25% AUD Notes, due 2017			—	AUD	400	$291
1.50% CHF Bonds, due 2018	CHF	350	$358	CHF	350	$342
2.625% EUR Instruments, due 2019	EUR	1,250	$1,493	EUR	1,250	$1,311
4.0% USD Notes, due 2021	USD	650	$644	USD	650	$643
2.25% CHF Bonds, due 2021	CHF	350	$378	CHF	350	$368
5.625% USD Notes, due 2021	USD	250	$270	USD	250	$274
2.875% USD Notes, due 2022	USD	1,250	$1,256	USD	1,250	$1,268
0.625% EUR Notes, due 2023	EUR	700	$834	EUR	700	$732
0.75% EUR Notes, due 2024	EUR	750	$889			—
4.375% USD Notes, due 2042	USD	750	$723	USD	750	$722
Total			$6,845			$6,451

(1)              USD carrying values include unamortized debt issuance costs, bond discounts or premiums, as well as adjustments for fair value hedge accounting, where appropriate.